Fees Summary	Feb. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,212,250,000.00
Previously Paid Amount	0.00
Total Fee Amount	305,511.73
Total Offset Amount	0.00
Net Fee	305,511.73
Narrative - Max Aggregate Offering Price	$ 2,212,250,000.00
Final Prospectus	true